The Hartford Dividend and Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.53%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.39%	9.14%	9.58%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.25%	8.49%	8.94%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.36%	10.93%	11.39%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.88%	11.33%	11.17%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.08%	12.47%	12.30%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.35%	11.77%	11.61%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.73%	12.12%	11.96%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.06%	12.46%	12.30%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	12.57%	12.41%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.08%	12.48%	12.35%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.19%	12.58%	12.39%

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of Class F has not been adjusted to reflect the operating expenses of Class F.